Consolidated Statement of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Operating activities:
Net loss	$ (7,314,552)	$ (332,555)
Reconciliation of net loss to net cash used in operating activities:
Depreciation expense	1,725,746
Amortization expense	4,700,095
Deferred fee income amortization	(4,489)
Deferred loan cost amortization	42,986
Non-cash stock compensation	157,501
Changes in operating assets and liabilities:
Increase in tenant accounts receivable	(35,680)
Increase in other assets	(175,621)
Increase in accounts payable and accrued expenses	483,797
Increase in accrued interest	153,892	1,570
Increase in security deposit liability	8,168
Decrease in prepaid rents	(8,055)
Net cash used in operating activities	(266,212)	(330,985)
Investing activities:
Investment in real estate loan	(6,000,000)
Deferred real estate loan fees	(60,000)
Deferred real estate loan income	134,333
Acquisition of properties, net of cash acquired	(87,449,341)
Deposit refund received	150,000
Additions to real estate assets - improvements	(328,848)
Increase in escrowed and restricted cash	(43,773)
Net cash used in investing activities	(93,597,629)
Financing activities:
Proceeds from mortgage notes payable	55,637,000
Payments for mortgage loan costs	(616,139)
Proceeds from non-revolving lines of credit	434,102
Proceeds from note payable to related parties		465,050
Payments on note payable to related parties	(465,050)
Proceeds from sales of common stock, net of offering costs	46,117,662	109,998
Dividends paid	(646,487)
Increase in deferred offering costs, net of non cash items	(133,369)	(148,360)
Proceeds from noncontrolling interest		1
Net cash provided by financing activities	98,887,719	426,689
Net increase in cash and cash equivalents	5,023,878	95,704
Cash beginning of period	22,275
Cash end of period	5,046,153	95,704
Supplemental cash flow information:
Cash paid for interest	775,093
Supplemental disclosure of non-cash activities:
Accrued capital expenditures	27,982
Dividends payable	646,675
Accrued and payable deferred offering costs	554,496
Revolving line of credit
Financing activities:
Payments on lines of credit	(200,000)
Non-revolving line of credit
Financing activities:
Payments on lines of credit	$ (1,240,000)